Share Capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]
24. SHARE CAPITAL

(a)Authorized and issued capital

The Company has unlimited authorized common shares with no par value.

The movement in the Company’s issued and outstanding capital during the years ended December 31, 2021 and 2020 is summarized in the consolidated statements of changes in equity.

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number of Shares	Net Proceeds	Number of Shares	Net Proceeds
ATM program(1)	4,225,000	$66,674	5,654,338	$67,896
Prospectus offering	—	—	5,000,000	58,240
	4,225,000	$66,674	10,654,338	$126,136

(1)  In May 2021, the Company filed prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to $100.0 million. The sale of common shares is to be made through “at-the-market distributions” ("ATM"), as defined in the Canadian Securities Administrators’ National Instrument 44-102 Shelf Distributions, directly on the New York Stock Exchange. During the year ended December 31, 2021, the Company sold 4,225,000 (2020 - 5,654,338) common shares of the Company under the ATM program at an average price of $16.24 (2020 - $12.31) for gross proceeds of $68.6 million (2020 - $69.6 million), or net proceeds of $66.7 million (2020 - $67.9 million) after costs. At December 31, 2021, the Company completed $68.6 million of the ATM program.

(b)Stock options
Under the terms of the Company’s 2019 Long-Term Incentive Plan ("LTIP"), the maximum number of shares reserved for issuance under the LTIP is 8% of the issued shares on a rolling basis. Options may be exercisable over periods of up to ten years as determined by the Board of Directors of the Company and the exercise price shall not be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval. All stock options granted are subject to vesting with 25% vesting on first anniversary from the date of grant, and 25% vesting each six months thereafter.

The following table summarizes information about stock options outstanding as at December 31, 2021:

	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)

5.01 - 10.00	2,226,614	8.62	6.87	1,819,114	8.57	6.70
10.01 - 15.00	1,369,993	13.62	8.19	537,120	13.31	7.61
15.01 - 20.00	1,296,821	16.21	8.45	286,973	15.93	7.56
20.01 - 250.00	744,955	21.56	8.76	52,705	22.55	0.23
	5,638,383	13.29	7.80	2,695,912	10.57	6.85
The movements in stock options issued during the years ended December 31, 2021 and 2020 are summarized as follows:

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the year	7,074,092	12.07	7,583,439	10.70
Granted	1,400,000	18.98	2,621,924	13.46
Exercised	(2,502,234)	10.87	(2,473,926)	7.50
Cancelled or expired	(333,475)	29.45	(657,345)	18.96
Balance, end of the year	5,638,383	13.29	7,074,092	12.07

During the year ended December 31, 2021, the aggregate fair value of stock options granted was $9.9 million (December 31, 2020 - $12.1 million), or a weighted average fair value of $7.04 per stock option granted (2020 - $4.63).

During the year ended December 31, 2021, total share-based payments expense related to stock options was $8.8 million (December 31, 2020 - $7.0 million).

The following weighted average assumptions were used in estimating the fair value of stock options granted using the Black-Scholes Option Pricing Model:

		Year Ended	Year Ended
Assumption	Based on	December 31, 2021	December 31, 2020
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options’ expected life	1.04	1.03
Expected life (years)	Average of the expected vesting term and expiry term of the option	5.93	5.83
Expected volatility (%)	Historical and implied volatility of the precious metals mining sector	49.00	49.00
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	0.10%	—

The weighted average closing share price at date of exercise for the year ended December 31, 2021 was CAD$13.29 (December 31, 2020 - CAD$15.61).

(c) Restricted Share Units
The Company adopted the 2019 LTIP to allow the Company to grant to its directors, employees and consultants non-transferable Restricted Share Units ("RSU's") based on the value of the Company's share price at the date of grant. Unless otherwise stated, the awards typically have a graded vesting schedule over a three-year period and can be settled either in cash or equity upon vesting at the discretion of the Company. The Company intends to settle all RSU's in equity.
The associated compensation cost is recorded as share-based payments expense against equity reserves.

The following table summarizes the changes in RSU's for the year ended December 31, 2021 and the year ended December 31, 2020:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	184,483	15.66	128,944	10.36
Granted	312,991	17.19	211,192	15.72
Settled	(69,504)	15.79	(127,000)	10.32
Forfeited	(27,421)	16.56	(28,653)	15.93
Outstanding, end of the year	400,549	16.77	184,483	15.66

During the year ended December 31, 2021, total share-based payments expense related to RSU's was $1.9 million (December 31, 2020 - $0.8 million).

(d)   Performance Share Units
The Company adopted the 2019 LTIP to allow the Company to grant to its directors, employees and consultants non-transferable Performance Share Units ("PSU's"). The amount of units to be issued on the vesting date will vary from 0% to 200% of the number of PSU’s granted, depending on the Company’s total shareholder return compared to the return of a selected group of peer companies. Unless otherwise stated, the awards typically vest three years from the grant date. The fair value of a PSU is based on the value of the Company's share price at the date of grant and will be adjusted based on actual units issued on the vesting date. The Company intends to settle all PSU's in equity.

The following table summarizes the changes in PSU's granted to employees and consultants for the year ended December 31, 2021 and the year ended December 31, 2020:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	109,035	15.62	—	—
Granted	184,050	17.15	122,575	15.65
Forfeited	(17,569)	16.56	(13,540)	15.93
Outstanding, end of the year	275,516	16.58	109,035	15.62

During the year ended December 31, 2021, total share-based payments expense related to PSU's was $1.2 million (year ended December 31, 2020 - $0.5 million).

(e)    Deferred Share Units

The Company adopted the 2019 LTIP to allow the Company to grant to its directors, employees and consultants non-transferrable Deferred Share Units ("DSU's"). Unless otherwise stated, the awards typically vest immediately at the grant date. The fair value of a DSU is based on the value of the Company's share price at the date of grant. The Company intends to settle all DSU's in equity.

The following table summarizes the changes in DSU's granted to directors for the year ended December 31, 2021 and December 31, 2020:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	—	—	—	—
Granted	31,040	18.08	—	—
Settled	(5,855)	17.08	—	—
Outstanding, end of the year	25,185	18.31	—	—

During the year ended December 31, 2021, total share-based payments expense related to DSU's was $0.4 million (year ended December 31, 2020 - $nil).

(f)    Share Repurchase Program and Share Cancellation
The Company has an ongoing share repurchase program to repurchase up to 5% of the Company’s issued and outstanding shares. The normal course issuer bids will be carried through the facilities of the Toronto Stock Exchange and alternative Canadian marketplaces. During the year ended December 31, 2020, the Company repurchased and cancelled 275,000 common shares for a total consideration of $1.7 million through a normal course issuer bid in the open market as approved by the Toronto Stock Exchange. No shares were repurchased during the year ended December 31, 2021.

The Company cancelled 6,913 shares pursuant to section 4.4 of the plan of arrangement between Primero Mining Corp. ("Primero") and the Company with an effective date of May 10, 2018 that states that any former shareholder of Primero who does not surrender their shares on the third anniversary of the effective date would cease the right to any of the Company's shares and as such would automatically be cancelled.

(g)   Dividend
The Company declared the following dividends during the year ended December 31, 2021:

Declaration Date	Record Date	Dividend per Common Share
May 6, 2021	May 17, 2021	$0.0045
August 16, 2021	August 26, 2021	$0.0060
November 4, 2021	November 17, 2021	$0.0049
March 10, 2022(1)	March 21, 2022	$0.0079
(1) These dividends were declared subsequent to the period end and have not been recognized as distributions to owners during the period presented.